Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—93.0%
	Federal Home Loan Mortgage Corporation—29.6%
$ 806,599	2.000%, 4/1/2036	$ 716,094
1,501,312	2.000%, 3/1/2051	1,190,117
3,257,102	2.000%, 8/1/2051	2,574,839
2,498,999	2.000%, 11/1/2051	1,981,002
6,158,328	2.000%, 1/1/2052	4,841,404
788,311	2.500%, 10/1/2051	650,760
3,083,429	2.500%, 11/1/2051	2,569,499
2,713,086	2.500%, 1/1/2052	2,253,252
1,650,496	2.500%, 1/1/2052	1,373,594
3,395,814	2.500%, 4/1/2052	2,825,042
963,665	3.000%, 9/1/2052	823,721
541,389	3.500%, 6/1/2052	485,900
1,550,851	3.500%, 7/1/2052	1,388,022
686,472	4.000%, 4/1/2052	637,136
1,527,100	4.000%, 5/1/2052	1,403,392
557,667	4.000%, 9/1/2052	510,749
33,649	4.500%, 11/1/2039	32,794
166,201	5.000%, 1/1/2034	165,614
391,813	5.000%, 5/1/2034	390,353
41,018	5.000%, 2/1/2039	41,029
84,794	5.000%, 7/1/2039	84,759
1,100,654	5.500%, 5/1/2034	1,115,368
151,444	5.500%, 12/1/2035	153,972
89,059	5.500%, 5/1/2036	90,690
18,435	5.500%, 6/1/2036	18,789
295,477	5.500%, 6/1/2036	301,019
13,930	5.500%, 9/1/2037	14,186
578,847	5.500%, 5/1/2038	580,161
9,032	6.000%, 2/1/2032	9,194
10,547	6.500%, 4/1/2038	11,048
37,625	6.500%, 10/1/2038	39,504
4,108	6.500%, 10/1/2038	4,340
12,220	7.500%, 1/1/2027	12,372
1,753	7.500%, 12/1/2029	1,822
30,506	7.500%, 5/1/2030	31,037
26,627	7.500%, 2/1/2031	27,886
	TOTAL	29,350,460
	Federal National Mortgage Association—58.5%
2,526,881	2.000%, 5/1/2036	2,225,976
1,463,740	2.000%, 7/1/2050	1,157,131
9,360,371	2.000%, 5/1/2051	7,382,109
5,350,036	2.000%, 2/1/2052	4,224,351
1,134,854	2.000%, 2/1/2052	892,172
2,833,105	2.000%, 2/1/2052	2,244,969
1,556,509	2.500%, 5/1/2037	1,414,111

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 590,632	2.500%, 9/1/2050	$ 487,021
7,053,858	2.500%, 10/1/2051	5,827,458
721,729	2.500%, 10/1/2051	596,473
1,874,383	2.500%, 1/1/2052	1,545,863
630,498	2.500%, 2/1/2052	516,050
674,878	2.500%, 3/1/2052	552,375
387,124	3.000%, 2/1/2047	339,556
4,051,527	3.000%, 2/1/2048	3,542,293
7,087,173	3.000%, 6/1/2052	6,117,768
974,175	3.000%, 6/1/2052	830,208
2,801,594	3.500%, 1/1/2048	2,510,072
1,621,910	3.500%, 11/1/2050	1,462,391
2,058,182	3.500%, 6/1/2052	1,835,655
2,154,894	3.500%, 1/1/2053	1,920,396
84,181	4.000%, 3/1/2048	78,184
1,281,460	4.000%, 7/1/2052	1,177,650
1,393,463	4.000%, 5/1/2053	1,283,520
28,636	4.500%, 6/1/2041	27,854
1,315,616	4.500%, 8/1/2052	1,243,968
1,782,710	4.500%, 8/1/2052	1,681,948
800,781	4.500%, 2/1/2053	756,608
450,655	5.000%, 7/1/2034	449,130
30,960	5.000%, 11/1/2035	30,887
35,100	5.000%, 10/1/2039	35,026
117,643	5.000%, 12/1/2039	117,612
28,081	5.000%, 1/1/2040	28,077
922,247	5.000%, 4/1/2053	891,975
812,389	5.000%, 4/1/2054	786,421
258,220	5.500%, 9/1/2034	262,124
826,556	5.500%, 4/1/2053	818,962
5,155	6.000%, 10/1/2028	5,194
3,612	6.000%, 11/1/2028	3,640
56	6.000%, 12/1/2028	56
3,213	6.000%, 12/1/2028	3,234
2,495	6.000%, 12/1/2028	2,513
341	6.000%, 1/1/2029	342
3,333	6.000%, 1/1/2029	3,353
529	6.000%, 1/1/2029	532
121	6.000%, 1/1/2029	121
6,770	6.000%, 1/1/2029	6,810
287	6.000%, 3/1/2029	289
177	6.000%, 3/1/2029	179
13,858	6.000%, 5/1/2029	13,961
11,225	6.000%, 5/1/2029	11,304
156	6.000%, 11/1/2029	158
10,711	6.000%, 11/1/2029	10,777
221,502	6.000%, 11/1/2034	227,193
15,713	6.000%, 5/1/2036	16,177
11,795	6.000%, 6/1/2036	12,144
28,621	6.000%, 7/1/2036	29,537

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 49,930		6.000%, 9/1/2037	$ 51,528
100,951		6.000%, 2/1/2038	104,139
39,150		6.000%, 4/1/2038	40,542
13,019		6.500%, 5/1/2031	13,331
21,088		6.500%, 4/1/2032	21,745
74,236		6.500%, 9/1/2036	77,497
9,325		7.000%, 8/1/2028	9,589
10,818		7.000%, 10/1/2028	11,124
12,318		7.000%, 6/1/2029	12,667
136		7.000%, 11/1/2031	141
2,443		7.000%, 11/1/2031	2,530
23,609		7.000%, 12/1/2031	24,484
2,826		7.000%, 12/1/2031	2,926
468		7.000%, 1/1/2032	485
654		7.500%, 1/1/2030	680
		TOTAL	58,015,266
		Government National Mortgage Association—2.4%
741,643		3.000%, 9/20/2050	642,893
77,890		5.000%, 11/20/2038	77,740
28,326		5.000%, 12/20/2038	28,275
55,435		5.000%, 5/20/2039	55,348
199,959		5.000%, 8/20/2039	199,673
87,988		5.000%, 9/20/2039	87,867
974,806		5.000%, 9/20/2053	949,041
96,131		5.500%, 12/20/2038	97,756
77,050		6.000%, 9/20/2038	79,809
3,034		7.500%, 1/15/2026	3,048
2,572		7.500%, 2/15/2026	2,585
70,104		7.500%, 2/15/2028	71,237
393		7.500%, 7/15/2029	404
411		7.500%, 7/15/2029	422
286		7.500%, 9/15/2029	293
1,492		7.500%, 9/15/2029	1,523
413		7.500%, 10/15/2029	423
6,276		7.500%, 10/15/2029	6,443
2,254		7.500%, 10/15/2029	2,311
3,536		7.500%, 10/15/2029	3,637
36,236		7.500%, 6/15/2030	37,418
5,841		7.500%, 6/15/2030	5,869
50,814		8.250%, 10/15/2030	53,099
		TOTAL	2,407,114
	[1]	Uniform Mortgage-Backed Securities, TBA—2.5%
500,000		4.000%, 7/1/2054	457,422
2,000,000		5.500%, 7/20/2054	1,984,299
		TOTAL	2,441,721
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $93,987,128)	92,214,561
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.0%
		Government National Mortgage Association—3.1%
718,523		REMIC, Series 2013-158, Class AB, 3.015%, 8/16/2053	675,689

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 656,234		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	$ 609,888
1,774,135	[2]	REMIC, Series 2023-35, Class FH, 5.883% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	1,736,276
		TOTAL	3,021,853
		Non-Agency Mortgage-Backed Securities—0.9%
1,025,264		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	885,731
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,066,551)	3,907,584
		ASSET-BACKED SECURITIES—3.1%
		Single Family Rental Securities—1.6%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	904,514
697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	674,087
		TOTAL	1,578,601
		Student Loans—1.5%
587,496		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	531,872
351,363		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	323,682
641,347	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.543% (CME Term SOFR 1 Month +1.214%), 7/15/2053	640,568
		TOTAL	1,496,122
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,288,707)	3,074,723
		INVESTMENT COMPANY—2.3%
2,265,041		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3] (IDENTIFIED COST $2,265,041)	2,265,041
		TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $103,607,427)	101,461,909
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[4]	(2,346,473)
		TOTAL NET ASSETS—100%	$99,115,436
At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	24	$4,901,250	September 2024	$12,450
United States Treasury Notes 10-Year Long Futures	3	$329,953	September 2024	$3,017
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	13	$1,475,906	September 2024	$(13,963)
United States Treasury Ultra Bond Short Futures	5	$626,719	September 2024	$(23,738)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(22,234)
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,991,231 and $1,787,352, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2024	$3,278,101
Purchases at Cost	$11,121,844
Proceeds from Sales	$(12,134,904)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2024	$2,265,041
Shares Held as of 6/30/2024	2,265,041
Dividend Income	$29,506

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at itsfair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and areasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or adealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigationdevelopments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principallyin foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek toobtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$92,214,561	$—	$92,214,561
Collateralized Mortgage Obligations	—	3,907,584	—	3,907,584
Asset-Backed Securities	—	3,074,723	—	3,074,723
Investment Company	2,265,041	—	—	2,265,041
TOTAL SECURITIES	$2,265,041	$99,196,868	$—	$101,461,909
Other Financial Instruments:[1]
Assets	$15,467	$—	$—	$15,467
Liabilities	(37,701)	—	—	(37,701)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(22,234)	$—	$—	$(22,234)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate